U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

September 4, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Investor Class of the S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, Small Cap Bull 2.5X Fund, Small Cap Bear 2.5X Fund, Dollar Bull 2.5X Fund, Dollar Bear 2.5X Fund, Emerging Markets Bull 2X Fund, Emerging Markets Bear 2X Fund, Developed Markets Bull 2X Fund, Developed Markets Bear 2X Fund, Latin America Bull 2X Fund, China Bull 2X Fund, Commodity Bull 2X Fund, 10 Year Note Bull 2.5X Fund, Dynamic HY Bond Fund, 10 Year Note Bear 2.5X Fund, HY Bear Fund, U.S. Government Money Market Fund; and the Prospectus and Statement of Additional Information for the Investor Class and Institutional Class of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund and Direxion/Wilshire Dynamic Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated August 31, 2009, filed electronically as Post-Effective Amendment No. 95 to the Trust’s Registration Statement on Form N-1A on August 31, 2009.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz.

Edward L. Paz, Esq.
For US Bancorp Fund Services, LLC